Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 22,364	$ 27,079
Federal funds sold and other overnight interest-bearing deposits	20,445	1,360
Cash and cash equivalents	42,809	28,439
Investment in available-for-sale securities, at fair value	198,998	205,985
Other investments and securities, at cost	4,722	4,001
Total investment securities	203,720	209,986
Loans	861,213	839,547
Allowances for loan losses	(9,099)	(13,719)
Net loans	852,114	825,828
Premises and equipment - net	37,498	38,079
Mortgage servicing rights	2,762	3,036
Other real estate owned and repossessed assets - net	11,885	14,867
Accrued interest receivable	4,816	4,999
Cash surrender value - life insurance	2,284	2,213
Other assets	11,843	12,675
Total assets	1,169,731	1,140,122
Deposits
Non-interest bearing demand	207,700	187,382
Savings, interest checking and money market	442,059	419,085
Time deposits $100,000 and over	134,945	145,957
Other time deposits	184,810	204,047
Total deposits	969,514	956,471
Federal funds purchased and securities sold under agreements to repurchase	17,970	31,084
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	43,000	24,000
Accrued interest payable	373	426
Other liabilities	8,820	4,275
Total liabilities	1,089,163	1,065,742
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; Issued 5,395,844 and 5,194,537 shares, respectively	5,396	5,195
Surplus	35,901	33,385
Retained earnings	44,016	40,086
Accumulated other comprehensive loss, net of tax	(1,228)	(769)
Treasury stock; 161,858 shares, at cost	(3,517)	(3,517)
Total stockholders' equity	80,568	74,380
Total liabilities and stockholders' equity	$ 1,169,731	$ 1,140,122